Repurchase Agreements - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Repurchase Agreements [Abstract]
Repurchase agreements, interest paid	$ 3.4	$ 3.1